Leases	12 Months Ended
Dec. 31, 2018
Leases [Abstract]
Disclosure of leases [text block]

Leases

The Group is lessee under lease arrangements covering property and equipment.

Finance Lease Commitments

Most of the Group’s finance lease arrangements are made under usual terms and conditions.

Net Carrying Value of Leasing Assets Held under finance leases

in € m.	Dec 31, 2018	Dec 31, 2017
Land and buildings	28	14
Furniture and equipment	0	4
Other	0	0
Net carrying value	28	18

Future Minimum Lease Payments Required under the Group’s Finance Leases

in € m.	Dec 31, 2018	Dec 31, 2017
Future minimum lease payments:
Not later than one year	19	8
Later than one year and not later than five years	34	20
Later than five years	65	70
Total future minimum lease payments	118	98
Less: Future interest charges	91	70
Present value of finance lease commitments	27	28
Future minimum lease payments to be received	5	0
Contingent rent recognized in the income statement¹	0	0

[1] The contingent rent is based on market interest rates, such as three months EURIBOR; below a certain rate the Group receives a rebate.

Operating Lease Commitments

The Group leases the majority of its offices and branches under long-term agreements. Most of the lease contracts are made under usual terms and conditions, which means they include options to extend the lease by a defined amount of time, price adjustment clauses and escalation clauses in line with general office rental market conditions. However, the lease agreements do not include any clauses that impose any restriction on the Group’s ability to pay dividends, engage in debt financing transactions or enter into further lease agreements.

Future Minimum Lease Payments Required under the Group’s Operating Leases

in € m.	Dec 31, 2018	Dec 31, 2017
Future minimum rental payments:
Not later than one year	707	684
Later than one year and not later than five years	2,077	1,979
Later than five years	3,480	1,901
Total future minimum rental payments	6,264	4,564
Less: Future minimum rentals to be received	20	58
Net future minimum rental payments	6,244	4,506

As of December 31, 2018, the total future minimum rental payments included € 441 million for the Group headquarters in Frankfurt am Main that was sold and leased back on December 1, 2011. The Group entered into a 181 months leaseback arrangement for the entire facility in connection with the transaction, which also includes the option to extend the lease for an additional 5 year period up to 2031.

In 2018, the rental payments for lease and sublease agreements amounted to € 747 million. This included charges of € 769 million for minimum lease payments and € 20 million related to sublease rentals received.